SHARE-BASED PAYMENT (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 27, 2024	Mar. 28, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan		12.00%
Award expiration period		10 years
Unrecognized options compensation costs granted to employees that is expected to be recognized			$ 0
Unrecognized restricted share compensation costs granted to employees that is expected to be recognized			$ 0
Class A ordinary shares
SHARE-BASED PAYMENT
Number of shares issued during period	2,291,280		188,530,600	72,026,600
Employees and Directors
SHARE-BASED PAYMENT
Number of options			0	0	0